Related party transactions: (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	The following is a summary of the significant related party transactions for the year ended December 31:
$ thousands	2014	2013	2012
Business travel-aircraft expense	$336	$1,061	$1,857